Interest-bearing Loans and Borrowings - Summary of Loans and Borrowings Outstanding (Detail) € in Millions, $ in Millions		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2003 USD ($)
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts		€ 41	€ 113
Bank loans		465	356
Bonds		8,508	8,825	$ 300
Finance leases	[1]		21
Other			1
Interest-bearing loans and borrowings		€ 9,014	€ 9,316

[1]	Finance leases in 2018 relate to leases previously capitalised under IAS 17. Refer to note 22 for all leases capitalised under IFRS 16 in 2019.